INCOME TAX EXPENSES - Reconciliation between income tax expenses computed by applying PRC enterprise tax rate before income taxes and actual provision (Parenthetical) (Details)	12 Months Ended
Dec. 31, 2023
High and New Technology Enterprises
INCOME TAX EXPENSES
Preferential tax rate	15.00%